Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 10, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock, dividends, declared (in usd per share)				$ 0.20	$ 0.20	$ 0.20
Subsequent event
Subsequent Event [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)		3,000,000
Stock repurchased and retired (in shares)	455,685
O 2025 Q1 Dividends | Subsequent event
Subsequent Event [Line Items]
Common stock, dividends, declared (in usd per share)		$ 0.05
O 2025 A Regular Dividends | Subsequent event
Subsequent Event [Line Items]
Common stock dividends, cash paid quarterly		$ 5,265
Cumulative preferred stock | O 2025 Q1 Preference Dividends | Subsequent event
Subsequent Event [Line Items]
Preferred stock, per share, dividends declared (usd per share)			$ 0.50
Payments of preference stock			$ 2,000